Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Liabilities [Abstract]
Accrued expenses

	2019	2018

Accrued board of director's fees	$400,000	$200,000
Accrued inventory	167,050	-
Accrued executive severance	154,000	136,000
Accrued travel	120,000	58,993
Accrued outside services	108,033	115,118
Accrued legal and professional fees	134,970	-
Accrued clinical study expenses	13,650	13,650
Accrued related party advance	-	101,137
Deferred rent	-	44,623
Accrued computer equipment	-	8,752
Accrued other	13,406	11,007
	$1,111,109	$689,280